Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail)	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Fair value December31, 2016	$ 106,815,000	$ 72,454,000
T I I E 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1	5.75%	5.75%	5.75%	5.75%
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 95,500,000	$ 95,500,000
Coverage start date	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%
Due date	Jan. 31, 2021	Jan. 31, 2021
Fair value December31, 2016	$ 16,442,000	$ 18,111,000
H S B C Bank [Member] | London Inter Bank Offered Rate 30 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 95,500,000	$ 95,500,000
Coverage start date	Mar. 04, 2016	Mar. 04, 2016
Rate	Libor 30	Libor 30
Floor	0.42%	0.42%	0.42%	0.42%
CAP 1	1.75%	1.75%	1.75%	1.75%
CAP 2	2.75%	2.75%	2.75%	2.75%
Due date	Feb. 28, 2021	Feb. 28, 2021
Fair value December31, 2016	$ 16,753,000	$ 18,417,000
H S B C Bank [Member] | 7.21 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 1,500,000,000
Coverage start date	May 04, 2017
Rate	7.21%
Due date	Mar. 31, 2022
Fair value December31, 2016	$ 36,043,000
Scotiabank [Member] | T I I E 28 [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,200,000,000	$ 2,200,000,000
Coverage start date	Apr. 01, 2016	Apr. 01, 2016
Rate	TIIE 28	TIIE 28
Floor	4.05%	4.05%	4.05%	4.05%
CAP 1	5.75%	5.75%	5.75%	5.75%
CAP 2	6.75%	6.75%	6.75%	6.75%
Due date	Feb. 28, 2021	Feb. 28, 2021
Fair value December31, 2016	$ 37,577,000	$ 35,926,000